Condensed Balance Sheet (unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jan. 08, 2021	Dec. 31, 2020
Current assets:
Total current assets	$ 706,521,000	$ 587,450,000			$ 311,364,000
Total assets	1,806,560,000	1,636,910,000			587,252,000
Current liabilities:
Total current liabilities	702,886,000	506,125,000			258,230,000
Total liabilities	832,273,000	618,760,000			392,123,000
Commitments and contingencies (Note 16)
Redeemable convertible preferred units		0			771,979,000
STOCKHOLDER'S EQUITY
Accumulated deficit	(792,368,000)	(751,929,000)			(577,091,000)
Total deficit	(792,172,000)	(751,946,000)			(576,850,000)
Total liabilities, temporary equity, and equity (deficit)	1,806,560,000	1,636,910,000			587,252,000
TPG Pace Solutions
Current assets:
Cash			$ 626,638	$ 25,000
Prepaid expenses			496,549
Total current assets			1,123,187
Cash held in Trust Account			285,000,000
Total assets			286,123,187	26,936
Current liabilities:
Accrued formation and offering costs			2,114,194
Total current liabilities			2,114,194
Deferred underwriting compensation			9,975,000
Total liabilities			12,089,194	10,706
Commitments and contingencies (Note 16)
STOCKHOLDER'S EQUITY
Preferred shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding			0	0
Accumulated deficit			(10,967,034)	(8,770)
Total deficit			(10,966,007)	16,230
Total liabilities, temporary equity, and equity (deficit)			286,123,187	26,936
Common Class G [Member] | TPG Pace Solutions
STOCKHOLDER'S EQUITY
Vacasa Holdings LLC Class A and Class B Common Units			633
Common Class A [Member]
STOCKHOLDER'S EQUITY
Vacasa Holdings LLC Class A and Class B Common Units	$ 21,000	$ 21,000			$ 0
Common Class A [Member] | TPG Pace Solutions
Current liabilities:
Redeemable convertible preferred units			285,000,000
STOCKHOLDER'S EQUITY
Vacasa Holdings LLC Class A and Class B Common Units			77
Class F Ordinary Shares | TPG Pace Solutions
STOCKHOLDER'S EQUITY
Vacasa Holdings LLC Class A and Class B Common Units			$ 317	$ 2,000